Filed with the Securities and Exchange Commission on October 27, 2005

1933 Act Registration File No.   033-48907

1940 Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45	☒

MARSHALL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, including Area Code:  (414) 287-8555

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

 (Name and Address of Agent for Service)

Copies of all communications to:

Cameron Avery, Esq.

Bell, Boyd & Lloyd

Three First National Plaza

70 West Madison Street, Suite 3300

Chicago, Illinois 60602-4207

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485

 X

on October 31, 2005 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

 X

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 44 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 29, 2005.  The Amendment would have become effective on October 28, 2005 pursuant to Rule 485(a)(1).

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 31, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 26th day of October, 2005.

MARSHALL FUNDS, INC.
(Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A has been signed below on October 26, 2005 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer), Treasurer (principal financial officer) and Director

Kenneth C. Krei *	Director

Benjamin M. Cutler *	Director

John DeVincentis *	Director

John A. Lubs *	Director

James Mitchell *	Director

Barbara J. Pope *	Director

*By:	/s/ John M. Blaser
John M. Blaser
Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A.